Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) Bonds	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)
Financial assets at fair value through other comprehensive income [line items]
Unsecured subordinate corporate bonds amount	$ 1,082,000	$ 38,533	$ 1,325,327
Unsecured subordinate corporate bonds [member]
Financial assets at fair value through other comprehensive income [line items]
Unsecured subordinate corporate bonds amount	$ 1,000,000	$ 36	$ 1,000	$ 36
Number of bonds acquired	1,000
Corporate bonds annual interest rate	3.50%	3.50%	3.50%	3.50%
Effective interest rate	3.20%	3.20%	3.20%	3.20%